Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
Note 9. Deposits
The composition of deposits is as follows:

	2012	2011

Non-interest bearing demand	$105,960	$98,950
Interest bearing demand	98,391	93,527
Savings deposits	75,345	66,207
Time deposits, in amounts of $100,000 or more	63,443	84,064
Other time deposits	142,201	172,613

Total deposits	$485,340	$515,361

The scheduled maturities of time deposits at December 31, 2012 are as follows:

2013	$111,918
2014	35,101
2015	18,787
2016	3,788
2017	13,067
Thereafter	22,983

$205,644